Consolidated and Largest Bank Subsidiary Capital Ratios (Parenthetical) (Detail) (Basel I)	Dec. 31, 2012
Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Ratio for Tier 1 to be Well Capitalized	6.00%
Minimum Ratio for Total Tier 1 plus Tier 2 to be Well Capitalized	10.00%
Minimum Ratio for Leverage to be Well Capitalized	5.00%
Minimum Ratio for Tier 1 to be Adequately Capitalized	4.00%
Minimum Ratio for Total Tier 1 plus Tier 2 to be Adequately Capitalized	8.00%
Minimum Ratio for Leverage to be Adequately Capitalized	3.00%